Income Tax Expense (Parenthetical) (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Components of Income Tax Expense Benefit Abstract
Deferred income tax benefits on the amortization of intangible assets	₨ 2.4	₨ 74.4	₨ 495.6